Goodwill (Tables)	9 Months Ended
Jun. 30, 2024
Goodwill [Abstract]
Schedule of Goodwill	The following table summarizes changes in the carrying amount of goodwill during the nine months ended June 30, 2024
Balance at September 30, 2023	$5,217
Acquisition of EMI Solutions	5,542
Acquisition of RaGE Systems	4,447
Balance at June 30, 2024	$15,206